Plant and Equipment	12 Months Ended
Dec. 31, 2023
Plant and Equipment [Abstract]
PLANT AND EQUIPMENT

NOTE 16. PLANT AND EQUIPMENT

	Consolidated
	Leasehold Improvements US$	Fixtures and Equipment US$	Machinery US$	Total US$
As of December 31, 2021
Cost	31,679	166,086	5,569,428	5,767,193
Accumulated depreciation	(14,183)	(143,053)	(910,664)	(1,067,900)
Carrying amount as of December 31, 2021	17,496	23,033	4,658,764	4,699,293

Year ended December 31, 2022
Opening carrying amount	17,496	23,033	4,658,764	4,699,293
Additions	-	78,428	-	78,428
Disposals	-	(36,028)	(1,653,431)	(1,689,459)
Write-off	(2,587)	(51,308)	-	(53,895)
Depreciation expenses	(14,909)	(2,065)	(784,000)	(800,974)
Closing carrying amount as of December 31, 2022	-	12,060	2,221,333	2,233,393

As of December 31, 2022
Cost	29,092	157,178	3,915,997	4,102,267
Accumulated depreciation	(29,092)	(145,118)	(1,694,664)	(1,868,874)
Close carrying amount as of December 31, 2022	-	12,060	2,221,333	2,233,393

Year ended December 31, 2023
Opening carrying amount	-	12,060	2,221,333	2,233,393
Additions	-	350	-	350
Depreciation expenses	-	(5,283)	(784,000)	(789,283)
Closing carrying amount as of December 31, 2023	-	7,127	1,437,333	1,444,460

As of December 31, 2023
Cost	-	157,528	3,915,997	4,073,525
Accumulated depreciation	-	(150,401)	(2,478,664)	(2,629,065)
Carrying amount as of December 31, 2023	-	7,127	1,437,333	1,444,460